Cover	Feb. 24, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41051
Entity Registrant Name	BLACKBOXSTOCKS INC.
Entity Central Index Key	0001567900
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7280 W. Palmeto Park Rd.
Entity Address, Address Line Two	Suite 302N
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	972
Local Phone Number	726-9203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ALOY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Blackboxstocks Inc.
Entity Address, Address Line Two	5430 LBJ Freeway
Entity Address, Address Line Three	Suite 1485
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240